CONCENTRATION OF RISKS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Concentration Risk [Line Items]
Cash and cash equivalents,restricted cash and short term investments	$ 983,659
Revenues from customers which individually represent greater than 10% of total revenue	$ 883,549	$ 702,882	$ 637,379
Internet Content Provision ("ICP") and Advertising Businesses [Member] | Maximum [Member]
Concentration Risk [Line Items]
Maximum percentage of ownership amount that foreign investors are allowed to own equity interest	50.00%
Financial Institution [Member] | CHINA
Concentration Risk [Line Items]
Cash and cash equivalents,restricted cash and short term investment held percentage	56.40%
Financial Institution [Member] | International [Member]
Concentration Risk [Line Items]
Cash and cash equivalents,restricted cash and short term investment held percentage	43.60%
Marketing Services [Member]
Concentration Risk [Line Items]
Revenues from customers which individually represent greater than 10% of total revenue	$ 249,862	$ 294,484	$ 278,322
Revenues from services as percentage of total revenues	28.30%	42.00%	44.00%
E Commerce Services [Member]
Concentration Risk [Line Items]
Revenues from services as percentage of total revenues	54.00%	35.00%	29.00%
Customer One [Member]
Concentration Risk [Line Items]
Revenues from customers which individually represent greater than 10% of total revenue	$ 0	$ 0	$ 0